Debt - Summary of Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt		$ 177,913	$ 54,636	$ 7,000
Current portion of long-term debt		177,913
Syndicated Credit Agreement | Syndicated Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	Prime + 2.5%
Maturity	Aug 27, 2021
Principal	$ 74,000
Debt		82,910
Syndicated Credit Agreement | Operating Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	Prime + 2.5%
Maturity	Aug 27, 2021
Principal	$ 5,330
Term Debt Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal		115,000
Debt		95,003
Term Debt Facility | First Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity	Jul 27, 2023
Principal	$ 115,000
Debt		$ 95,003
Interest rate	9.75%